Quarterly Holdings Report
for
Fidelity® Pennsylvania Municipal Income Fund
March 31, 2023
PFL-NPRT1-0523
1.814657.118
Municipal Bonds - 92.6%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	425,000	431,647
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	275,000	279,301
TOTAL GUAM		710,948
Pennsylvania - 90.2%
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (b)	12,000,000	12,456,092
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,592,884
Series 2018:
5% 3/1/33	1,570,000	1,717,553
5% 3/1/34	2,250,000	2,449,739
Series 2022 A:
5% 3/1/24	500,000	508,747
5% 3/1/25	500,000	520,427
5% 3/1/27	1,740,000	1,879,090
5% 3/1/31	1,105,000	1,265,902
5% 3/1/34	645,000	744,962
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 4.25% 12/1/50	3,000,000	2,088,610
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,785,000	5,051,134
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/41	2,500,000	2,345,432
5% 7/1/54	2,500,000	2,272,082
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	507,855
5% 7/1/27	490,000	495,066
5% 7/1/28	540,000	543,470
5% 7/1/29	710,000	714,581
5% 7/1/30	685,000	689,144
5% 7/1/35	1,885,000	1,890,781
5% 7/1/39	6,675,000	6,677,850
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/30	1,500,000	1,674,983
5% 7/15/31	1,250,000	1,395,034
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	356,257
4% 11/15/34	250,000	252,902
4% 11/15/35	200,000	201,661
5% 11/15/28	840,000	880,229
5% 11/15/29	1,625,000	1,698,205
5% 11/15/30	685,000	713,879
Series 2016 B:
4% 11/15/40	600,000	592,757
4% 11/15/47	3,605,000	3,475,493
Series 2018 A:
5% 11/15/26	1,140,000	1,226,909
5% 11/15/27	225,000	244,348
5% 11/15/28	200,000	216,413
5% 11/15/29	200,000	215,423
Chartiers Valley School District Series 2021 A, 3% 10/15/49	4,000,000	2,988,326
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,261,397
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,115,020
5% 6/1/29	1,000,000	1,135,844
5% 6/1/30	1,000,000	1,154,504
5% 6/1/31	1,150,000	1,349,050
Series 2020 A, 5% 6/1/32	3,500,000	3,983,137
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2016:
5% 5/1/30	1,000,000	1,060,659
5% 5/1/31	500,000	529,725
5% 5/1/32	750,000	794,134
5% 5/1/33	2,210,000	2,336,713
5% 5/1/34	1,000,000	1,056,733
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019, 5% 5/1/48	4,000,000	3,775,212
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,335,766
5% 6/1/35	1,000,000	1,043,864
5% 6/1/36	625,000	649,814
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,000,000	1,935,391
Series 2017, 5% 7/1/25	1,000,000	1,015,030
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	3,500,000	2,817,557
Series 2019, 4% 7/1/45	1,350,000	936,275
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	207,579
Series 2020:
4% 7/15/45	1,520,000	1,389,682
5% 7/15/31	1,030,000	1,109,441
5% 7/15/34	1,000,000	1,069,736
5% 7/15/36	1,400,000	1,474,038
5% 7/15/39	1,160,000	1,196,483
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	1,934,078
Series 2017 A2, 5% 2/15/39	1,880,000	1,948,236
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39 (Pre-Refunded to 6/1/23 @ 100)	1,625,000	1,632,998
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	607,827
5% 11/1/25	665,000	698,166
5% 11/1/27	1,105,000	1,202,205
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,072,678
5% 8/15/33	1,000,000	1,070,273
5% 8/15/34	1,000,000	1,067,157
5% 8/15/36	1,000,000	1,057,198
Lehigh County Gen. Purp. Auth. Rev.:
(Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,154,158
Series 2021 A, 4% 11/1/51	4,000,000	3,412,245
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/49	5,000,000	4,581,018
5% 7/1/36	2,905,000	3,107,523
5% 7/1/44	5,000,000	5,141,446
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	3,826,553
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	1,305,000	1,309,827
5% 10/1/24	335,000	338,699
5% 10/1/25	750,000	757,437
5% 10/1/26	1,000,000	1,010,677
5% 10/1/27	1,000,000	1,010,549
Series 2016 A, 5% 10/1/40	4,000,000	3,826,199
Series 2018 A, 5% 9/1/26	1,500,000	1,603,643
Series 2019:
4% 9/1/34	2,500,000	2,543,128
4% 9/1/35	1,400,000	1,413,878
4% 9/1/36	1,200,000	1,200,811
4% 9/1/37	1,000,000	994,278
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	2,000,000	2,088,616
Series 2017:
5% 12/1/33	2,150,000	2,345,541
5% 12/1/35	1,000,000	1,082,142
5% 12/1/36	2,670,000	2,875,142
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,166,759
5% 8/15/43	2,000,000	2,063,296
5% 8/15/48	2,500,000	2,574,234
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	444,933
5% 7/1/29	300,000	333,142
5% 7/1/30	375,000	416,985
5% 7/1/31	425,000	473,168
Pennsylvania Gen. Oblig.:
Series 2020, 2% 5/1/39	500,000	361,958
Series 2021:
2% 5/15/37	1,060,000	811,596
2% 5/15/38	4,825,000	3,602,456
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,094,585
Series 2016, 5% 5/1/33	2,200,000	2,316,508
Series 2019 A:
4% 3/1/37	1,150,000	1,141,413
5% 3/1/36	1,000,000	1,085,339
5% 3/1/38	1,055,000	1,123,319
5% 3/1/39	1,000,000	1,057,731
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,295,000	1,297,716
Series 2019 131, 3.5% 4/1/49	3,390,000	3,373,088
Series 2020 13 2A, 3.5% 4/1/51	1,600,000	1,590,498
Series 2020 133:
5% 10/1/23	400,000	404,010
5% 10/1/24	850,000	876,148
5% 10/1/27	650,000	708,176
5% 10/1/28	950,000	1,049,139
5% 4/1/29	100,000	111,216
5% 10/1/29	450,000	503,976
Series 2021 134B:
5% 4/1/24 (b)	1,255,000	1,274,056
5% 10/1/24 (b)	1,000,000	1,023,398
5% 10/1/25 (b)	370,000	385,411
5% 4/1/26 (b)	995,000	1,046,695
5% 10/1/26 (b)	1,500,000	1,591,409
Series 2021 137:
2.45% 10/1/41	1,305,000	968,566
5% 4/1/24	225,000	229,632
5% 10/1/24	265,000	273,348
5% 4/1/25	200,000	208,360
5% 10/1/25	220,000	231,862
5% 4/1/26	240,000	254,938
5% 10/1/26	280,000	300,418
5% 4/1/27	225,000	243,829
5% 10/1/27	225,000	246,131
5% 4/1/28	250,000	275,411
5% 10/1/28	260,000	288,944
5% 4/1/29	310,000	347,301
5% 10/1/29	365,000	411,998
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2:
5% 12/1/24	630,000	653,000
5% 12/1/25	335,000	347,562
5% 12/1/26	645,000	669,080
5% 12/1/27	360,000	373,024
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,393,219
Series 2013 A2:
5% 12/1/28	500,000	541,821
5% 12/1/38	2,500,000	2,675,425
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	5,498,514
Series 2017 A1:
5% 12/1/31	2,000,000	2,212,008
5% 12/1/33	1,500,000	1,644,948
Series 2018 A2, 5% 12/1/43	5,000,000	5,312,773
Series 2019 A, 5% 12/1/37	5,815,000	6,285,217
Series 2020 B, 5% 12/1/50	5,000,000	5,320,888
Series 2021 A:
4% 12/1/44	4,000,000	3,901,093
4% 12/1/45	4,000,000	3,885,316
4% 12/1/50	2,000,000	1,876,500
Series 2021 B:
4% 12/1/40	1,000,000	1,003,843
4% 12/1/41	1,000,000	997,062
4% 12/1/42	1,500,000	1,481,948
5% 12/1/46	2,000,000	2,149,700
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/23 (b)	200,000	200,635
Series 2017 A, 5% 7/1/42	350,000	361,586
Series 2017 B:
5% 7/1/31 (b)	1,000,000	1,059,392
5% 7/1/33 (b)	2,250,000	2,368,422
5% 7/1/37 (b)	5,065,000	5,240,531
5% 7/1/42 (b)	4,000,000	4,093,331
5% 7/1/47 (b)	3,035,000	3,081,530
Philadelphia Auth. for Indl. Dev.:
Series 2016, 5% 4/1/28	275,000	286,875
Series 2017, 5% 11/1/47	5,000,000	5,072,220
Series 2020 A, 4% 11/1/45	3,825,000	3,535,818
Series 2020 C:
4% 11/1/35	1,750,000	1,769,459
4% 11/1/36	1,500,000	1,505,264
4% 11/1/37	1,255,000	1,250,139
4% 11/1/38	1,000,000	992,349
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	8,835,000	9,426,927
Series 2015 13:
5% 8/1/29	2,000,000	2,090,337
5% 8/1/30	1,500,000	1,567,065
5% 8/1/31	1,100,000	1,148,929
Series 2016 14:
5% 10/1/33	1,500,000	1,588,352
5% 10/1/34	500,000	526,745
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,641,190
Series 2019 B:
5% 2/1/38	3,000,000	3,243,196
5% 2/1/39	7,600,000	8,185,128
Philadelphia Redev. Auth. Rev. Series 2015 A, 5% 4/15/29	3,000,000	3,130,575
Philadelphia School District:
Series 2018 A:
5% 9/1/29	1,250,000	1,385,518
5% 9/1/30	1,000,000	1,107,546
5% 9/1/33	1,000,000	1,102,907
Series 2019 A:
4% 9/1/37	2,100,000	2,100,845
4% 9/1/38	2,300,000	2,300,601
4% 9/1/39	2,000,000	1,986,382
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 B, 5% 7/1/30	3,500,000	3,671,752
Series 2020, 5% 10/1/40	3,195,000	3,489,367
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/32	500,000	545,034
5% 12/15/33	500,000	543,808
Pittsburgh Gen. Oblig. Series 2014, 5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	580,453
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	3,600,000	3,855,334
Series 2019 B:
4% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,099,540
4% 9/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	417,269
Reading School District Series 2017:
5% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,080,290
5% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,128,350
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,083,405
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,067,903
5% 12/1/27	1,480,000	1,557,381
5% 12/1/29	1,000,000	1,047,053
State Pub. School Bldg. Auth. Delaware County Cmnty. College Proj. Series 2023:
5% 10/1/37 (Build America Mutual Assurance Insured)	530,000	584,327
5% 10/1/38 (Build America Mutual Assurance Insured)	600,000	655,637
5.25% 10/1/44 (Build America Mutual Assurance Insured)	1,100,000	1,196,995
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (b)	1,000,000	1,032,479
5% 1/1/38 (b)	1,125,000	1,138,802
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,083,406
West Mifflin Area School District Series 2016:
5% 4/1/24 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,275,731
5% 4/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,068,172
5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,499,532
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/23	1,125,000	1,126,031
4% 7/1/26	1,000,000	1,009,506
4% 7/1/37	1,400,000	1,319,873
5% 7/1/27	200,000	210,136
5% 7/1/28	1,130,000	1,197,622
5% 7/1/29	500,000	533,606
5% 7/1/30	1,000,000	1,075,353
TOTAL PENNSYLVANIA		372,521,308
Pennsylvania, New Jersey - 1.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,099,765
5% 1/1/38	1,300,000	1,421,316
5% 1/1/39	1,000,000	1,088,427
5% 1/1/40	1,100,000	1,190,651
TOTAL PENNSYLVANIA, NEW JERSEY		4,800,159
Puerto Rico - 1.0%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	1,155,000	1,134,147
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,225,367	693,920
5.625% 7/1/27	145,000	149,811
5.625% 7/1/29	440,000	459,343
5.75% 7/1/31	1,045,000	1,108,183
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 0% 7/1/31	1,155,000	770,460
TOTAL PUERTO RICO		4,315,864
TOTAL MUNICIPAL BONDS (Cost $399,596,281)		382,348,279

Municipal Notes - 5.7%
	Principal Amount (a)	Value ($)
Pennsylvania - 5.7%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 4% 4/3/23, VRDN (e)	17,685,000	17,684,994
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 5024, 3.9% 4/3/23 (Liquidity Facility JPMorgan Chase Bank) (e)(f)(g)	1,500,000	1,500,000
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2019 E, 3.95% 4/3/23 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (e)	2,100,000	2,100,000
Series 2019, 3.95% 4/3/23 (Liquidity Facility Bank of America NA), VRDN (e)	2,300,000	2,300,000

TOTAL MUNICIPAL NOTES (Cost $23,585,000)		23,584,994

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $423,181,281)	405,933,273
NET OTHER ASSETS (LIABILITIES) - 1.7%	7,143,662
NET ASSETS - 100.0%	413,076,935

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,134,147 or 0.3% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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